Work in Progress, Net - Additional Information (Detail) - PEN (S/) S/ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Unbilled Work In Progress [Line items]
Discount rate	6.33%	7.14%
GyM S A [member]
Disclosure Of Unbilled Work In Progress [Line items]
Discount rate	1.71%
Advances received from customers	S/ 15.3	S/ 10.6	S/ 111.7